Share-based payments	12 Months Ended
Mar. 31, 2019
Share-based payments
Share-based payments

 25. Share-based payments

The Group has a number of share plans used to award shares to executive Directors and employees as part of their remuneration package. A charge is recognised over the vesting period in the consolidated income statement to record the cost of these, based on the fair value of the award on the grant date.

Accounting policies

The Group issues equity-settled share-based payments to certain employees. Equity-settled share-based payments are measured at fair value (excluding the effect of non-market-based vesting conditions) at the date of grant. The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of the shares that will eventually vest and adjusted for the effect of non-market-based vesting conditions. A corresponding increase in retained earnings is also recognised.

Some share awards have an attached market condition, based on total shareholder return (‘TSR’), which is taken into account when calculating the fair value of the share awards. The valuation for the TSR is based on Vodafone’s ranking within the same group of companies, where possible, over the past five years.

The fair value of awards of non-vested shares is an average calculation of the closing price of the Group’s shares on the days prior to the grant date, adjusted for the present value of the delay in receiving dividends where appropriate.

The maximum aggregate number of ordinary shares which may be issued in respect of share options or share plans will not (without shareholder approval) exceed:

– 10% of the ordinary share capital of the Company in issue immediately prior to the date of grant, when aggregated with the total number of ordinary shares which have been allocated in the preceding ten year period under all plans; and

– 5% of the ordinary share capital of the Company in issue immediately prior to the date of grant, when aggregated with the total number of ordinary shares which have been allocated in the preceding ten year period under all plans, other than any plans which are operated on an all-employee basis.

Share options

Vodafone Group executive plans

No share options have been granted to any Directors or employees under the Company’s discretionary share option plans in the year ended 31 March 2019. There were no options outstanding under the Vodafone Global Incentive Plan at the year-end.

Vodafone Sharesave Plan

Under the Vodafone Sharesave Plan UK staff may acquire shares in the Company through monthly savings of up to £375 over a three and/or five year period, at the end of which they may also receive a tax-free bonus. The savings and bonus may then be used to purchase shares at the option price, which is set at the beginning of the invitation period and usually at a discount of 20% to the then prevailing market price of the Company’s shares.

Share plans

Vodafone Group executive plans

Under the Vodafone Global Incentive Plan awards of shares are granted to Directors and certain employees. The release of these shares is conditional upon continued employment and for some awards achievement of certain performance targets measured over a three year period.

Vodafone Share Incentive Plan

Following a review of the UK all-employee plans it was decided that with effect from 1 April 2017 employees would no longer be able to contribute to the Share Incentive Plan and would therefore no longer receive matching shares. Individuals who hold shares in the plan will continue to receive dividend shares.

Movements in outstanding ordinary share options

	Ordinary share options
	2019	2018	2017
	Millions	Millions	Millions
1 April	40	41	24
Granted during the year	33	11	31
Forfeited during the year	(2)	(2)	(1)
Exercised during the year	(2)	(5)	(7)
Expired during the year	(23)	(5)	(6)
31 March	46	40	41
Weighted average exercise price:
1 April	£1.64	£1.61	£1.62
Granted during the year	£1.30	£1.72	£1.61
Forfeited during the year	£1.52	£1.65	£1.66
Exercised during the year	£1.67	£1.57	£1.50
Expired during the year	£1.64	£1.65	£1.75
31 March	£1.40	£1.64	£1.61

Summary of options outstanding and exercisable at 31 March 2019

	Outstanding			Exercisable
			Weighted			Weighted
			average			average
		Weighted	remaining		Weighted	remaining
	Outstanding	average	contractual	Exercisable	average	contractual
	shares	exercise	life	shares	exercise	life
	Millions	price	Months	Millions	price	Months
Vodafone Group savings related and Sharesave Plan:
£1.01 – £2.00	46	£1.40	33	—	—	—

Share awards

Movements in non-vested shares are as follows:

	2019		2018		2017
		Weighted		Weighted		Weighted
		average fair		average fair		average fair
		value at		value at		value at
	Millions	grant date	Millions	grant date	Millions	grant date
1 April	182	£2.04	178	£1.91	198	£1.77
Granted	88	£1.82	74	£1.95	74	£1.97
Vested	(39)	£2.21	(42)	£1.76	(47)	£1.77
Forfeited	(31)	£1.97	(28)	£1.58	(47)	£1.57
31 March	200	£1.92	182	£2.04	178	£1.91

Other information

The total fair value of shares vested during the year ended 31 March 2019 was £86 million (2018: £74 million; 2017: £83 million).

The compensation cost included in the consolidated income statement in respect of share options and share plans was €132 million (2018: €128 million; 2017: €95 million) which is comprised principally of equity-settled transactions.

The average share price for the year ended 31 March 2019 was 168.3 pence (2018: 216.2 pence; 2017: 216.2 pence).